Investments in Affiliates (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Equity Method Investments [Line Items]
Investments in affiliates
Investments in affiliates comprised the following at December 31, 2013 and 2012:

(U.S. dollars in thousands)	2013	2012
Investment fund affiliates	$1,042,072	$845,198
Operating affiliates	328,871	281,677
Total investment affiliates	$1,370,943	$1,126,875

Investment fund affiliates
Schedule of Equity Method Investments [Line Items]
Investments in affiliates
The Company’s equity investment in investment fund affiliates and equity in net income (loss) from such affiliates as well as certain summarized financial information of the investee as a whole (shown as “Combined Funds”) are included below:

Year Ended December 31, 2013 (U.S. dollars in thousands, except percentages)	XL Group Investment			Combined Funds
	Carrying Value	Equity in Net Income (Loss) for the Year	Weighted Average XL Percentage Ownership
				Total Net Assets (Estimated) (2)
Alternative Funds (1):
Arbitrage	$158,096	$4,358	3.7%	$4,328,748
Directional	434,652	42,492	8.3%	5,235,690
Event Driven (3)	274,380	61,551	2.9%	9,309,163
Multi-Style	374	48	15.5%	2,410
Total alternative funds	$867,502	$108,449	4.6%	$18,876,011
Private Investment Funds (1):	174,570	29,942	19.6%	890,815
Total Investment Fund Affiliates	$1,042,072	$138,391	5.3%	$19,766,826
Year Ended December 31, 2012
Alternative Funds (1):
Arbitrage	$131,037	$7,149	3.7%	$3,517,404
Directional	297,535	14,791	5.9%	5,057,381
Event Driven (3)	198,282	13,125	2.4%	8,272,227
Multi-Style	326	(99)	13.5%	2,410
Total alternative funds	$627,180	$34,966	3.7%	$16,849,422
Private Investment Funds (1):	218,018	23,538	17.1%	1,275,543
Total Investment Fund Affiliates	$845,198	$58,504	4.7%	$18,124,965
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(1)	The Company generally records its alternative fund affiliates on a one-month lag and its private investment fund affiliates on a three-month lag.

(2)	Total estimated net assets are generally as at November 30 and September 30, respectively.

(3)
The Company accounts for its investment in certain funds where the ownership percentage is less than three percent using the equity method, where the Company has significant influence over the related investment management company.

Operating affiliates
Schedule of Equity Method Investments [Line Items]
Investments in affiliates
The Company’s equity investment in operating affiliates and equity in net income (loss) from such affiliates as well as certain summarized financial information of the investee as a whole are included below:

Year ended December 31, 2013 (U.S. dollars in thousands)	XL Group Investment		Combined Investee Summarized Financial Data (Estimated) (1)
	Carrying Value	Equity in Net Income (Loss) for the Year	Total Assets	Total Liabilities	Total Revenue (Loss)	Net Income (Loss)
Other strategic operating affiliates	$266,796	$41,160	$2,646,987	$1,888,879	$902,522	$125,625
Investment manager affiliates	62,075	78,644	922,348	92,574	813,587	710,412
Total operating affiliates	$328,871	$119,804	$3,569,335	$1,981,453	$1,716,109	$836,037
Year ended December 31, 2012
Financial operating affiliates	$732	$—	$12,711,762	$12,678,810	$20,467	$6,183
Other strategic operating affiliates	192,792	25,111	2,094,539	1,512,551	698,665	51,702
Investment manager affiliates (2)	88,153	28,776	610,940	37,699	364,551	274,312
Total operating affiliates	$281,677	$53,887	$15,417,241	$14,229,060	$1,083,683	$332,197
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(1)	The Company generally records its operating affiliates on a three month lag. Estimated assets and liabilities are generally at September 30, 2013 and 2012, respectively.

(2)	During the years ended December 31, 2013 and 2012 the Company received distributions from its Investment Manager Affiliates of approximately $28.3 million and $58.3 million, respectively.